Subsequent Event - Additional Information (Detail) (Subsequent Event, Zale, USD $) In Billions, except Per Share data, unless otherwise specified	1 Months Ended
Feb. 19, 2014
Subsequent Event | Zale
Subsequent Event [Line Items]
Common stock price per share	$ 21.00
Total Consideration	$ 1.4